Other Long Term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Deferred credit	$ 20,788	$ 20,788
Other tax payables	16	54
Severance liabilities	4,887	6,231
Other non-current non-financial liabilities	$ 25,691	$ 27,073